Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
T. Rowe Price Hedged Equity Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	11.17%	19.01%
T. Rowe Price Large-Cap Growth Fund - I Class
Prospectus [Line Items]
Annual Return [Percent]	17.65%	30.99%	46.21%	(35.18%)	23.18%	39.56%	28.49%	4.32%	37.82%	2.85%
T. Rowe Price Large-Cap Value Fund - I Class
Prospectus [Line Items]
Annual Return [Percent]	11.81%	11.38%	9.69%	(4.76%)	25.81%	3.03%	26.69%	(9.35%)	16.83%	16.20%
T. Rowe Price Institutional Large-Cap Core Growth Fund [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.10%	35.78%	49.60%	(38.45%)	17.89%	34.69%	30.15%	2.17%	36.50%	1.12%
T. Rowe Price Institutional Mid-Cap Equity Growth Fund [Member]
Prospectus [Line Items]
Annual Return [Percent]	3.79%	9.67%	20.62%	(23.17%)	15.52%	23.87%	33.09%	(2.23%)	26.02%	6.94%
T. Rowe Price Institutional Small-Cap Stock Fund [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.34%	11.75%	17.55%	(23.31%)	16.77%	25.00%	33.96%	(3.07%)	15.45%	19.00%